LONG-TERM DEBT AND CREDIT FACILITIES	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
LONG-TERM DEBT AND CREDIT FACILITIES

8. LONG-TERM DEBT AND CREDIT FACILITIES

The composition of debt obligations is presented in the following table:

	Jun 30, 2018				Dec 31, 2017
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	Fair	Interest	Term	Carrying	Fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Corporate borrowings
Series 3 (C$200)	5.3	0.4	$152	$154	5.3	0.8	$159	$163
Series 4 (C$150)	5.8	18.4	114	135	5.8	18.9	119	144
Series 7 (C$450)	5.1	2.3	342	361	5.1	2.8	358	382
Series 8 (C$400)	4.8	3.6	305	325	4.8	4.1	318	344
Series 9 (C$400)	3.8	6.9	305	303	3.8	7.4	318	321
Series 10 (C$500)	3.6	8.6	381	378	3.6	9.0	398	400
	4.5	5.9	$1,599	$1,656	4.5	6.4	$1,670	$1,754
Credit facilities	2.9	2.3	$989	$989	2.6	4.5	$887	$887
Subsidiary borrowings
Hydroelectric	6.3	9.7	$6,313	$6,550	6.3	8.8	$6,392	$6,813
Wind	4.7	11.2	1,894	1,980	5.8	9.7	2,211	2,343
Solar	6.0	7.8	170	170	11.1	7.6	643	643
Storage and other	4.1	5.5	95	101	8.4	17.8	39	39
	5.9	10.0	$8,472	$8,801	6.5	9.0	$9,285	$9,838
Total debt			11,060	11,446			11,842	12,479
Add: Unamortized premiums(1)			1				1
Less: Unamortized financing fees(1)			(87)				(77)
Less: Current portion			(929)				(1,676)
			$10,045				$10,090

Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Corporate borrowings

Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 20 - Subsidiary Public Issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.

Subsidiary borrowings

Subsidiary borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Subsidiary borrowings in North America, Europe and South Africa consist of both fixed and floating interest rate debt. Subsidiary borrowings in South Africa consist of floating interest rate debt indexed to the Johannesburg Interbank Agreed Rate (“JIBAR”) and U.S. dollar denominated debt indexed to the London Interbank Offered Rate (“LIBOR”). Brookfield Renewable uses interest rate swap agreements in North America, Europe and South Africa to minimize its exposure to floating interest rates. Subsidiary borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Subsidiary borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin. Subsidiary borrowings in Malaysia consist of floating interest rate debt indexed to the Kuala Lumpur Interbank Offering Rate (“KLIBOR”). Subsidiary borrowings in India consist of fixed interest rate U.S. dollar denominated debt.

On January 19, 2018, Brookfield Renewable completed financing associated with its equity-accounted 2.1 GW pumped storage facility in the United Kingdom by securing £60 million ($83 million) of long-term debt and £90 million ($125 million) letter of credit facility. The long-term debt matures in 2021 and bears interest at LIBOR plus a margin of 2.75%.

On January 29, 2018, Brookfield Renewable completed R$130 million ($40 million) of financing with respect to a 19 MW hydroelectric facility currently under construction in Brazil. The loan bears interest at a rate of TJLP plus 2.15% and matures in 2038.

On February 15, 2018, Brookfield Renewable completed a refinancing associated with a 296 MW hydroelectric facility in the United States. The financing was a $350 million interest only green bond bearing interest at 4.5%, maturing in 2033. Proceeds were used to repay the existing principal amount of $315 million and the excess was distributed to investors.

On February 22, 2018, TerraForm Global issued $400 million of senior notes at 6.13%, maturing in March 2026. Along with cash on the balance sheet, proceeds were used to repay the existing $760 million of 9.75% senior notes due in 2022. Additionally, TerraForm Global secured a $45 million revolving credit facility, maturing in February 2021.

On February 27, 2018, Brookfield Renewable completed bond financing associated with the Colombian business. The financing was a COP 750 billion ($262 million) in senior unsecured bonds with maturities of 7, 12 and 30 years at rates of 7.12%, IPC + 3.56% and IPC + 3.99%, respectively.

On April 20, 2018, Brookfield Renewable completed a R$160 million ($47 million) refinancing associated with a 120 MW hydroelectric facility in Brazil. The loan bears an interest rate of CDI + 2.00%, maturing in October 2023.

In the second quarter of 2018, Brookfield Renewable completed a refinancing of COP 1,762 billion ($634 million) of bank debt associated with the Colombian business. The new loans mature between 2025 and 2030 years at rates ranging of IBR + 2.97% to IBR + 3.70%.

As part of the TerraForm Global transaction, Brookfield Renewable acquired assets with project level financings that were in default prior to the acquisition, had outstanding principal amounts totaling $322 million, and mature in 2031. As at June 30, 2018, the loans remained not in compliance with certain covenants due to conditions that existed prior to the acquisition of TerraForm Global, including issues with contractors under engineering, procurement and construction contracts. The loan balances relating to the South African Portfolio have been classified as held for sale. The remaining balances have been classified as current as at June 30, 2018 in the interim consolidated IFRS financial statements. Brookfield Renewable is currently working with all the lenders to cure such defaults and release the restrictions placed on the projects. Except for the aforementioned defaults, Brookfield Renewable complied with all material financial covenants as of June 30, 2018.

Credit facilities

Brookfield Renewable and its subsidiaries issue letters of credit from some of their credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts.

The following table summarizes the available portion of credit facilities:

	Jun 30	Dec 31
(MILLIONS)	2018	2017
Authorized corporate credit facilities(1)	$2,100	$2,090
Draws on corporate credit facilities(1)	(865)	(685)
Issued letters of credit	(77)	(193)
Available portion of corporate credit facilities	1,158	1,212

Amounts are guaranteed by Brookfield Renewable. Excludes $124 million (2017: $202 million) borrowed under a subscription facility of a Brookfield sponsored private fund.